Shareholder Report, Holdings (Details) - MRP SynthEquity ETF		Jun. 30, 2026	Jun. 30, 2025
United States Treasury Note/Bond, 4.38%, 12/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.30%
United States Treasury Note/Bond, 4.25%, 03/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.10%
United States Treasury Note/Bond, 4.63%, 09/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.10%
United States Treasury Note/Bond, 3.75%, 06/30/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.00%
State Street SPDR S&P 500 ETF Trust Purchased Call Option, Expiration: 6/17/2027; Exercise Price: $735.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.20%
State Street SPDR S&P 500 ETF Trust Purchased Call Option, Expiration: 6/17/2027; Exercise Price: $840.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.80%
S&P 500 Index Purchased Call Option, Expiration: 12/31/2026; Exercise Price:$4,000.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.60%
S&P 500 Index Purchased Put Option, Expiration: 12/31/2026; Exercise Price: $7,000.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
State Street SPDR S&P 500 ETF Trust Purchased Call Option, Expiration: 6/17/2027; Exercise Price: $780.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	0.00%
S&P 500 Index Written Put Option, Expiration: 12/31/2026; Exercise Price: $4,000.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	(0.00%)
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		76.60%
Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		14.60%
Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
Cash and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.70%
Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	[2]	(0.00%)
Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value			(0.40%)

[1]	Does not round to 0.1% or (0.1%), as applicable.
[2]	Does not round to 0.1% or (0.1%), as applicable.